Property, plant and equipment (Details 2) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Jan. 31, 2020
Property, plant and equipment [abstract]
Net book value POS devices	R$ 2,091,671	R$ 1,635,782
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation	R$ 448,385	172,519
Contractual obligations to acquire POS Devices	1,650,885	R$ 1,386,324
Right-of-use assets			R$ 5,030	R$ 88,880
Discount rate (percent)			3.35%	4.30%
Additions to right-of-use assets	9,986
Current lease liabilities	15,690
Non-current lease liabilities	51,521
Interest expense on lease liabilities	R$ 21